Acquisitions - Novartis AH acquisition (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2015	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2016
Acquisitions
Goodwill (Note 8)		$ 2,969.2	$ 2,968.8	$ 2,576.5
Weighted-average useful life of intangibles acquired		15 years
Novartis AH
Acquisitions
Inventories	$ 380.2
Property and equipment	199.9
Assets held for sale (primarily the U.S. Sentinel rights)	422.7
Accrued retirement benefits	(108.7)
Deferred income taxes	(60.1)
Other assets and liabilities - net	(73.0)
Total identifiable net assets	3,012.0
Goodwill (Note 8)	2,271.1
Total consideration transferred - net of cash acquired	5,283.1
Incremental cost of sales for inventories	153.0
Goodwill, deductible for tax purposes	1,000.0
Novartis AH | Acquired in process research and development
Acquisitions
Intangible assets	298.0
Novartis AH | Marketed products
Acquisitions
Intangible assets	$ 1,953.0
Weighted-average useful life of intangibles acquired	19 years